Ivy Funds

Supplement dated August 22, 2014 to the

Ivy Funds Statement of Additional Information

dated July 31, 2014

All references for John C. Maxwell with regard to Ivy Global Equity Income Fund and Ivy Global Income Allocation Fund are deleted.

The following replaces the information in the “Portfolio Managers — Portfolio Managers employed by IICO” section on pages 108 through 111 for F. Chace Brundige, Christopher J. Parker, Cynthia P. Prince-Fox, and Sarah C. Ross:

The following table provides information relating to each of the following portfolio managers as of June 30, 2014:

F. Chace Brundige — Ivy Asset Strategy Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,569.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brundige assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

**	This data includes Ivy International Growth Fund (which Mr. Brundige managed until August 4, 2014), but does not include Ivy Asset Strategy Fund, since Mr. Brundige was not a co-portfolio manager of Ivy Asset Strategy Fund on June 30, 2014.

Christopher J. Parker — Ivy Dividend Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$605.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Parker assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective August 4, 2014.

**	This data includes Ivy Small Cap Value Fund (which Mr. Parker managed until August 4, 2014), but does not include Ivy Dividend Opportunities Fund, since Mr. Parker was not a portfolio manager of Ivy Dividend Opportunities Fund on June 30, 2014.

Cynthia P. Prince-Fox — Ivy Asset Strategy Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$5,382.5	$0	$82.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

**	This data includes Ivy Balanced Fund and Ivy Dividend Opportunities Fund (which Ms. Prince-Fox managed until August 4, 2014), but does not include Ivy Asset Strategy Fund, since Ms. Prince-Fox was not a co-portfolio manager of Ivy Asset Strategy Fund on June 30, 2014.

Supplement	Statement of Additional Information	1

Sarah C. Ross — Ivy International Growth Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$359.8	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Ross assumed investment management responsibilities for Ivy International Growth Fund effective August 4, 2014.

**	This data includes Ivy Tax-Managed Equity Fund (which Ms. Ross managed until August 4, 2014), but does not include Ivy International Growth Fund, since Ms. Ross was not a portfolio manager of Ivy International Growth Fund on June 30, 2014.

The following information is added to the end of the “Portfolio Managers — Portfolio Managers employed by IICO” section on page 112 for Kenneth G. Gau, Matthew A. Hekman, Bradley M. Klapmeyer and Susan Regan:

The following table provides information relating to each of the following portfolio managers as of June 30, 2014:

Kenneth G. Gau — Ivy Small Cap Value Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Gau assumed investment management responsibilities for Ivy Small Cap Value Fund effective August 4, 2014.

Matthew A. Hekman — Ivy Balanced Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Hekman assumed investment management responsibilities for Ivy Balanced Fund effective August 4, 2014.

Bradley M. Klapmeyer — Ivy Tax-Managed Equity Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Klapmeyer assumed investment management responsibilities for Ivy Tax-Managed Equity Fund effective August 4, 2014.

Susan Regan — Ivy Limited-Term Bond Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Regan assumed investment co-management responsibilities for Ivy Limited-Term Bond Fund effective August 4, 2014.

2	Statement of Additional Information	Supplement

The following replaces the information in the two charts of the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on pages 113 through 115, for F. Chace Brundige, Christopher J. Parker, Cynthia P. Prince-Fox, and Sarah C. Ross:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
F. Chace Brundige	Ivy Asset Strategy[1]	$0	$0	$100,001 to $500,000
Christopher J. Parker	Ivy Dividend Opportunities[2]	$0	$0	$100,001 to $500,000
Cynthia P. Prince-Fox	Ivy Asset Strategy[3]	$0	$100,001 to $500,000	over $1,000,000
Sarah C. Ross	Ivy International Growth[4]	$0	$0	over $1,000,000

[1]	Mr. Brundige assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

[2]	Mr. Parker assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective August 4, 2014.

[3]	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

[4]	Ms. Ross assumed investment management responsibilities for Ivy International Growth Fund effective August 4, 2014.

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
F. Chace Brundige	Ivy Asset Strategy[2]	$0	$500,001 to $1,000,000
Christopher J. Parker	Ivy Dividend Opportunities[3]	$0	$0
Cynthia P. Prince-Fox	Ivy Asset Strategy[4]	$0	$500,001 to $1,000,000
Sarah C. Ross	Ivy International Growth[5]	$0	$100,001 to $500,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Brundige assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

[3]	Mr. Parker assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective August 4, 2014.

[4]	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Asset Strategy Fund effective August 4, 2014.

[5]	Ms. Ross assumed investment management responsibilities for Ivy International Growth Fund effective August 4, 2014.

The following information is added to the two charts of the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on pages 113 through 115, for Kenneth G. Gau, Matthew A. Hekman, Bradley M. Klapmeyer, and Susan Regan:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Kenneth G. Gau	Ivy Small Cap Value[5]	$0	$0	$100,001 to $500,000
Matthew A. Hekman	Ivy Balanced[6]	$0	$10,001 to $50,000	$100,001 to $500,000
Bradley M. Klapmeyer	Ivy Tax-Managed Equity[7]	$0	$0	$100,001 to $500,000
Susan Regan	Ivy Limited-Term Bond[8]	$0	$0	$100,001 to $500,000

[5]	Mr. Gau assumed investment management responsibilities for Ivy Small Cap Value Fund effective August 4, 2014.

[6]	Mr. Hekman assumed investment management responsibilities for Ivy Balanced Fund effective August 4, 2014.

[7]	Mr. Klapmeyer assumed investment management responsibilities for Ivy Tax-Managed Equity Fund effective August 4, 2014.

[8]	Ms. Regan assumed investment co-management responsibilities for Ivy Limited-Term Bond Fund effective August 4, 2014.

Supplement	Statement of Additional Information	3

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Kenneth G. Gau	Ivy Small Cap Value[6]	$0	$0
Matthew A. Hekman	Ivy Balanced[7]	$0	$0
Bradley M. Klapmeyer	Ivy Tax-Managed Equity[8]	$0	$0
Susan Regan	Ivy Limited-Term Bond[9]	$0	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[6]	Mr. Gau assumed investment management responsibilities for Ivy Small Cap Value Fund effective August 4, 2014.

[7]	Mr. Hekman assumed investment management responsibilities for Ivy Balanced Fund effective August 4, 2014.

[8]	Mr. Klapmeyer assumed investment management responsibilities for Ivy Tax-Managed Equity Fund effective August 4, 2014.

[9]	Ms. Regan assumed investment co-management responsibilities for Ivy Limited-Term Bond Fund effective August 4, 2014.

The following replaces the heading of the third column in the chart at the bottom of page 114 and top of page 115:

Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style1

4	Statement of Additional Information	Supplement